Related Party Transactions (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Related Party Transactions [Abstract]
Non-revolving facility
Assets	$ 34,433	¥ 20,000	$ 71,270